VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.4 - Schedule 2

Rating Agency Exceptions Report: 4/18/2024

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXX	51111	CA	Refi - Cash Out	Non-Owner Occupied	Condo Attached	40.25		764	15.92%	XXXXXXXX	267954	Credit	Income	The 1st page of the XXXX bank statement with XXXX is missing from the loan file.	9/18/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	51111	CA	Refi - Cash Out	Non-Owner Occupied	Condo Attached	40.25		764	15.92%	XXXXXXXX	267957	Property	Appraisal	Appraisal Comparative Rent Schedule is not included in the loan file.	9/18/2023: The 1007 is used to support the income that is being used. Additionally, Fannie Mae would require the rent schedule when rental income is being used. 9/25/2023: The 1008 provided does include the rental income. Not using the rental income increases the DTI to 45.13% exceeding the max allowed of 45% 9/28/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	51111	CA	Refi - Cash Out	Non-Owner Occupied	Condo Attached	40.25		764	15.92%	XXXXXXXX	267959	Credit	Property Type - Eligibility	According to the underwriting guidelines, warrantable condos are eligible property type. In this case, evidence of whether the subject property is warrantable was not provided in the loan file.	9/18/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	64122	CA	Refi - Cash Out	Non-Owner Occupied	Condo Attached	39.5		764	17.43%	XXXXXXXX	267995	Credit	Final 1003	The final 1003 reflects the incorrect monthly income amount of XXXX, the 1008 and bank statement worksheet reflects the monthly income of XXXX	9/19/2023: Document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXXXXXX	64122	CA	Refi - Cash Out	Non-Owner Occupied	Condo Attached	39.5		764	17.43%	XXXXXXXX	267997	Property	Appraisal - Property Eligiblity	According to the underwriting guidelines, warrantable condos are eligible property type. In this case, evidence of whether the subject property is warrantable was not provided in the loan file.	Project review is waived for new condo projects with no more than XXXX units.		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXXXXXX	12807	CA	Refi - Cash Out	Owner Occupied	PUD	34.48		680	28.00%	XXXXXXXX	269787	Credit	Credit - Eligiblity	Provide proof of XXXX month mortgage history for the borrower's second home located at XXXX.	10/13/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	12807	CA	Refi - Cash Out	Owner Occupied	PUD	34.48		680	28.00%	XXXXXXXX	269789	Credit	Income	According to the underwriting guidelines, when an CPA or tax preparer statement is provided, the letter must specify the actual expense ratio of the business (including cost of goods sold and all other business expenses) based on the most recent year’s filed tax returns. In this case, the letter provided only indicates what the expense ratio was.	10/13/2023: Based on the example in the guidelines, the letter in file does not indicate they filed the borrower's taxes to determine the expense factor. 10/20/2023: Lender stated the implication is that the CPA filed the tax returns for the previous XXXX years.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	12807	CA	Refi - Cash Out	Owner Occupied	PUD	34.48		680	28.00%	XXXXXXXX	269800	Credit	1008	Form 1008 document does not include the correct loan amount of LTV. Provide an updated copy in the loan file.	10/13/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXX	97043	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	42.4		706	26.16%	XXXXXXXX	276461	Credit	Title	The Title Policy Amount did not include the loan amount.	1/23/2024: Document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXXXXXX	97043	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	42.4		706	26.16%	XXXXXXXX	276462	Credit	Program Eligibilty	The final Amortization Schedule was not included in the file.	Not required on 2nd liens.		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXXXXXX	97043	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	42.4		706	26.16%	XXXXXXXX	276469	Credit	Income	The loan was qualified as a XXXX months bank statement program, however, the XXXX statement was not provided in the loan file.	1/23/2024: The XXXX statement was not included in the loan file. 1/24: XXXX statement provided for cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
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XXXXXXXX	98600	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	38.76		710	13.30%	XXXXXXXX												A	A	A	A
XXXXXXXX	57078	CA	Refi - Cash Out	Owner Occupied	PUD	48.52		725	37.99%	XXXXXXXX												A	A	A	A
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